Schedule of Environmental Rehabilitation Provision (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Opening	$ 669,689	$ 14,155,881
Unwinding discount	13,953	402,875
Change in estimate		222,159
Disposal of Mineral Ridge (Note 5)		(14,111,226)
Ending	683,642	669,689
Current
Non-current	683,642	669,689
Ending	$ 683,642	$ 669,689